Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Profit after tax	$ 137,308	$ 132,101	$ 102,617
Adjustments to reconcile profit after tax to net cash generated from operating activities:
Depreciation and amortization	73,771	61,553	62,645
Share-based compensation expense	49,733	44,165	38,230
Amortization of debt issue cost	195	52	126
Allowances for expected credit losses ("ECL")	(778)	(115)	924
Unrealized exchange (gain)/loss, net	2,185	(4,502)	8,383
Income tax expense	27,201	32,439	30,074
Interest expense	18,624	13,335	14,701
Interest income	(5,279)	(3,772)	(3,702)
Income from marketable securities	(7,991)	(7,137)	(6,352)
(Gain)/loss on sale of property and equipment	(560)	(329)	67
Rent concession	0	(21)	(416)
Excess tax benefit from share-based compensation expense	(798)	(1,062)	(729)
Unrealized loss/(gain) on derivative instruments	(2,446)	3,254	(4,145)
Changes in operating assets and liabilities:
Trade receivables and unbilled revenue	(12,445)	(39,667)	4,994
Other assets	(25,660)	(24,325)	7,174
Trade payables	(6,810)	(1,456)	(4,412)
Contract liabilities	(2,352)	(2,627)	(2,687)
Other liabilities	7,392	34,255	9,288
Cash generated from operating activities before interest and income taxes	251,290	236,141	256,780
Income taxes paid	(35,759)	(38,872)	(33,535)
Interest paid	(15,970)	(13,392)	(14,454)
Interest received	5,400	3,577	4,935
Net cash provided by operating activities	204,961	187,454	213,726
Cash flows from investing activities:
Payment for business transfer (from a large insurance company)	(44,000)
Payment for property and equipment and intangible assets	(44,951)	(28,327)	(26,530)
Proceeds from sale of property and equipment	568	401	189
Investment in fixed deposits	(76,553)	(99,472)	(73,736)
Proceeds from maturity of fixed deposits	114,076	95,106	82,592
Marketable securities (purchased)/sold, net (short-term)	66,379	(15,951)	(75,797)
Profit on sale of marketable securities	7,727	2,321	505
Proceeds from redemption of marketable securities (long-term)	12,272	0	0
Net cash used in investing activities	(233,238)	(48,798)	(92,777)
Cash flows from financing activities:
Payment for repurchase of shares	(81,631)	(85,038)	(78,563)
Transaction charges on cancellation of treasury shares	(55)	(110)	(55)
Proceeds from long-term debt	180,936	0	0
Repayment of long-term debt	(8,000)	(16,800)	(16,800)
Principal payment for lease liabilities	(28,125)	(26,235)	(23,073)
Excess tax benefit from share-based compensation expense	798	1,062	729
Proceeds from short term borrowings	31,708	0	0
Payment of transaction charges towards exercise of RSUs	(32)	0	0
Payment of debt issuance cost	(1,155)	0	0
Repayment of short term borrowings	(31,418)	0	0
Net cash provided by/(used in) financing activities	63,026	(127,121)	(117,762)
Exchange difference on cash and cash equivalents	(15,004)	(9,015)	5,517
Net change in cash and cash equivalents	19,745	2,520	8,704
Cash and cash equivalents at the beginning of the year	108,153	105,633	96,929
Cash and cash equivalents at the end of the year	127,898	108,153	105,633
Non-cash transactions: Investing activities
(ii) Contingent consideration payable towards acquisitions	42,256
(iv) Payable upon achievement of target	2,168
Denali Sourcing Services Inc. [member]
Non-cash transactions: Investing activities
(i) Liability towards property and equipment and intangible assets purchased on credit	12,373	8,604	3,036
CEPROCS S.R.L. [member]
Cash flows from investing activities:
Acquisition of subsidiaries and businesses, net of cash acquired	0	(566)	0
MOL IPS [member]
Cash flows from investing activities:
Acquisition of subsidiaries and businesses, net of cash acquired	(17)	(2,310)	0
Non-cash transactions: Investing activities
(iii) Deferred consideration payable towards acquisitions	476	$ 493	$ 0
Vuram [Member]
Cash flows from investing activities:
Acquisition of subsidiaries and businesses, net of cash acquired	(144,173)
OptiBuy [Member]
Cash flows from investing activities:
Acquisition of subsidiaries and businesses, net of cash acquired	(24,886)
Smart Cube [Member]
Cash flows from investing activities:
Acquisition of subsidiaries and businesses, net of cash acquired	$ (99,680)